Mezzanine equity (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance as of beginning, Total	¥ 4,532,907
Subscription contributions from shareholders	159,485
Accretion of Redeemable Convertible Preferred Shares	354,878
Foreign currency translation adjustment	445,479
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO	(5,492,749)
Balance as of ending, Total	¥ 0
Competent directors vote		67.00%
Series Angel Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance as of beginning (in shares)	6,016,207
Balance as of beginning, Carrying amount	¥ 283,585
Accretion of Redeemable Convertible Preferred Shares	21,916
Foreign currency translation adjustment	¥ 26,949
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO (in shares)	(6,016,207)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO	¥ (332,450)
Balance as of ending (in shares)	0
Balance as of ending, Carrying amount	¥ 0
Series A Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance as of beginning (in shares)	29,184,844
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO (in shares)	(29,184,844)
Balance as of ending (in shares)	0
Series A Preferred Shares | Carrying amount
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance as of beginning, Carrying amount	¥ 1,429,313
Accretion of Redeemable Convertible Preferred Shares	100,884
Foreign currency translation adjustment	135,409
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO	(1,665,606)
Balance as of ending, Carrying amount	0
Series A Preferred Shares | Subscription receivable
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance as of beginning, Subscription receivable	0
Balance as of ending, Subscription receivable	¥ 0
Series A+ Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance as of beginning (in shares)	29,361,157
Balance as of beginning, Carrying amount	¥ 1,386,671
Accretion of Redeemable Convertible Preferred Shares	106,959
Foreign currency translation adjustment	¥ 131,767
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO (in shares)	(29,361,157)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO	¥ (1,625,397)
Balance as of ending (in shares)	0
Balance as of ending, Carrying amount	¥ 0
Series A++ Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance as of beginning (in shares)	8,546,916
Balance as of beginning, Carrying amount	¥ 475,413
Accretion of Redeemable Convertible Preferred Shares	36,732
Foreign currency translation adjustment	¥ 45,179
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO (in shares)	(8,546,916)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO	¥ (557,324)
Balance as of ending (in shares)	0
Balance as of ending, Carrying amount	¥ 0
Series B Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance as of beginning (in shares)	17,615,165
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO (in shares)	(17,615,165)
Balance as of ending (in shares)	0
Series B Preferred Shares | Carrying amount
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance as of beginning, Carrying amount	¥ 1,117,317
Accretion of Redeemable Convertible Preferred Shares	88,387
Foreign currency translation adjustment	106,268
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO	(1,311,972)
Balance as of ending, Carrying amount	0
Series B Preferred Shares | Subscription receivable
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance as of beginning, Subscription receivable	(159,392)
Subscription contributions from shareholders	159,485
Foreign currency translation adjustment	(93)
Balance as of ending, Subscription receivable	¥ 0